Supplemental Guarantor Information - Subsidiary Guarantees (Results of Operations) (Details) (USD $) In Thousands	3 Months Ended								12 Months Ended
	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Jul. 03, 2010	Mar. 27, 2010	Dec. 26, 2009	Sep. 26, 2009	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Sales	$ 10,425,703	$ 9,761,660	$ 9,384,852	$ 9,751,274	$ 10,348,477	$ 8,945,093	$ 8,868,499	$ 9,081,426	$ 39,323,489	$ 37,243,495	$ 36,853,330
Cost of sales	8,471,311	7,929,111	7,623,185	7,905,170	8,344,198	7,242,530	7,153,191	7,315,269	31,928,777	30,055,188	29,743,076
Gross profit	1,954,392	1,832,549	1,761,667	1,846,104	2,004,279	1,702,563	1,715,308	1,766,157	7,394,712	7,188,307	7,110,254
Operating expenses	1,393,642	1,405,062	1,324,642	1,339,864	1,420,193	1,270,460	1,252,957	1,268,829	5,463,210	5,212,439	5,238,043
Operating income (loss)	560,750	427,487	437,025	506,240	584,086	432,103	462,351	497,328	1,931,502	1,975,868	1,872,211
Interest expense (income)	30,134	28,972	28,060	31,101	32,501	27,654	31,522	33,800	118,267	125,477	116,322
Other expense (income), net	(4,278)	(6,957)	(1,300)	(1,684)	2,924	1,028	(1,138)	(2,012)	(14,219)	802	(14,945)
Earnings (losses) before income taxes	534,894	405,472	410,265	476,823	548,661	403,421	431,967	465,540	1,827,454	1,849,589	1,770,834
Income tax (benefit) provision	198,584	146,994	152,092	177,754	210,880	155,773	163,618	139,335	675,424	669,606	714,886
Equity in earnings of subsidiaries									0	0	0
Net earnings x	336,310	258,478	258,173	299,069	337,781	247,648	268,349	326,205	1,152,030	1,179,983	1,055,948
Subsidiary Guarantee [Member] | Sysco-Debt Issuing Parent [Member]
Sales									0	0	0
Cost of sales									0	0	0
Gross profit									0	0	0
Operating expenses									535,224	500,823	452,959
Operating income (loss)									(535,224)	(500,823)	(452,959)
Interest expense (income)									453,593	496,410	476,238
Other expense (income), net									(5,581)	5,546	(3,273)
Earnings (losses) before income taxes									(983,236)	(1,002,779)	(925,924)
Income tax (benefit) provision									(363,403)	(363,029)	(373,797)
Equity in earnings of subsidiaries									1,771,863	1,819,733	1,608,075
Net earnings x									1,152,030	1,179,983	1,055,948
Subsidiary Guarantee [Member] | U.S. Broadline Subsidiaries [Member]
Sales									27,138,172	25,966,566	26,013,529
Cost of sales									21,591,829	20,499,083	20,518,593
Gross profit									5,546,343	5,467,483	5,494,936
Operating expenses									3,455,148	3,342,934	3,448,636
Operating income (loss)									2,091,195	2,124,549	2,046,300
Interest expense (income)									(332,561)	(374,203)	(365,999)
Other expense (income), net									(4,636)	(3,201)	(5,563)
Earnings (losses) before income taxes									2,428,392	2,501,953	2,417,862
Income tax (benefit) provision									897,529	905,774	976,091
Equity in earnings of subsidiaries									0	0	0
Net earnings x									1,530,863	1,596,179	1,441,771
Subsidiary Guarantee [Member] | Other Non-Guarantor Subsidiaries [Member]
Sales									12,861,426	11,821,286	11,301,822
Cost of sales									10,923,446	10,015,733	9,611,706
Gross profit									1,937,980	1,805,553	1,690,116
Operating expenses									1,562,449	1,453,411	1,411,246
Operating income (loss)									375,531	352,142	278,870
Interest expense (income)									(2,765)	3,270	6,083
Other expense (income), net									(4,002)	(1,543)	(6,109)
Earnings (losses) before income taxes									382,298	350,415	278,896
Income tax (benefit) provision									141,298	126,861	112,592
Equity in earnings of subsidiaries									0	0	0
Net earnings x									241,000	223,554	166,304
Subsidiary Guarantee [Member] | Eliminations [Member]
Sales									(676,109)	(544,357)	(462,021)
Cost of sales									(586,498)	(459,628)	(387,223)
Gross profit									(89,611)	(84,729)	(74,798)
Operating expenses									(89,611)	(84,729)	(74,798)
Operating income (loss)									0	0	0
Interest expense (income)									0	0	0
Other expense (income), net									0	0	0
Earnings (losses) before income taxes									0	0	0
Income tax (benefit) provision									0	0	0
Equity in earnings of subsidiaries									(1,771,863)	(1,819,733)	(1,608,075)
Net earnings x									$ (1,771,863)	$ (1,819,733)	$ (1,608,075)